Equity - Additional Information (Detail) $ / shares in Units, R$ in Thousands, $ in Thousands												12 Months Ended
	Nov. 07, 2025 BRL (R$)	Nov. 07, 2025 USD ($) $ / shares	Aug. 08, 2025 BRL (R$)	Aug. 08, 2025 USD ($) $ / shares	May 09, 2025 BRL (R$)	May 09, 2025 USD ($) $ / shares	Feb. 26, 2025 BRL (R$)	Feb. 26, 2025 USD ($) $ / shares	Sep. 26, 2024 BRL (R$)	Feb. 14, 2024 BRL (R$)	Feb. 07, 2024 BRL (R$)	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2024 $ / shares	Oct. 23, 2023 BRL (R$)
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Treasury Shares												R$ 306,608	R$ 259,773
Aggregate fair value of convertible preferred shares															R$ 34,141
Transaction cost															R$ 1,958
Class A Common Shares [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Treasury shares acquired									R$ 15,000		R$ 60,000
Class A Common Shares [Member] | Top of range [member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Treasury shares acquired										R$ 60,000	R$ 60,000
Vinci Partners Investments Ltd [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Number of shares outstanding | shares												70,874,411	68,696,972
Classes of ordinary shares [domain] | March 13, 2025 | Quarterly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions							R$ 55,012	$ 9,525
Dividends paid, ordinary shares per share | $ / shares								$ 0.15
Classes of ordinary shares [domain] | May 27, 2025 | Quarterly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions					R$ 53,637	$ 9,487
Dividends paid, ordinary shares per share | $ / shares						$ 0.15
Classes of ordinary shares [domain] | August 25, 2025 | Quarterly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions			R$ 51,471	$ 9,487
Dividends paid, ordinary shares per share | $ / shares				$ 0.15
Classes of ordinary shares [domain] | November 24, 2025 | Quarterly Dividend [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Dividends recognised as distributions	R$ 51,179	$ 9,487
Dividends paid, ordinary shares per share | $ / shares		$ 0.15
Class A Common Stock [Member] | Vinci Partners Investments Ltd [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Treasury Shares												R$ 5,452,313
Class A Common Stock [Member] | Share Repurchase Programme [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Share repurchased, Shares | shares												856,910
Share repurchase amount paid												R$ 49,946
Class A Common Stock [Member] | Classes of ordinary shares [domain]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Number of shares outstanding | shares												56,408,172
Par value per share | $ / shares														$ 0.00005
Common stock shares number of voting rights												1
Class B Common Stock [Member] | Classes of ordinary shares [domain]
Disclosure Of Share Capital Reserves And Other Equity Interest Explanatory [Line Items]
Number of shares outstanding | shares												14,466,239
Par value per share | $ / shares														$ 0.00005
Common stock shares number of voting rights												10